SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

December 12, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds VI

Securities Act File No. 333-224374

Investment Company Act File No. 811-23344

Ladies and Gentlemen:

On behalf of BlackRock Funds VI, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information of BlackRock CoreAlpha Bond Fund (the “Fund”), as filed pursuant to Rule 497(e) under the Securities Act of 1933 on November 19, 2018 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5498.

Very truly yours,

/s/ Devin Grabarek
Devin Grabarek

Enclosures

cc:	Benjamin Archibald, Esq.

Jesse C. Kean

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.